Interim Financial Data (Unaudited) (Restated) (Details) - Schedule of Consolidated Statement of Operation - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022
As previously reported [Member]
Condensed Income Statements, Captions [Line Items]
Net income attributable to non-controlling interests	$ 152,092
Comprehensive (loss) income attributable to non-controlling interest	$ (306,050)		$ (2,788,650)
Loss per share – basic (in Dollars per share)	$ (0.31)		$ (0.9)
OTHER (EXPENSES) INCOME
Less: net profit (loss) attributable to non-controlling interests			$ (720,036)
Restatement adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Net income attributable to non-controlling interests	$ 69,743
Comprehensive (loss) income attributable to non-controlling interest	$ 83,031		$ 681,170
Loss per share – basic (in Dollars per share)	$ (0.03)		$ (0.08)
OTHER (EXPENSES) INCOME
Less: net profit (loss) attributable to non-controlling interests			$ 232,256
As restated [Member]
Condensed Income Statements, Captions [Line Items]
Net income attributable to non-controlling interests	$ 221,835
Comprehensive (loss) income attributable to non-controlling interest	$ (223,019)		$ (2,107,480)
Loss per share – basic (in Dollars per share)	$ (0.34)		$ (0.98)
OTHER (EXPENSES) INCOME
NET LOSS			$ (23,124,402)
Less: net profit (loss) attributable to non-controlling interests			(487,780)
NET LOSS ATTRIBUTABLE TO CONTROLLING SHAREHOLDERS			$ (24,397,284)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - Basic (in Shares)			24,820,313
Restated [Member]
Condensed Income Statements, Captions [Line Items]
Comprehensive (loss) income attributable to non-controlling interest	$ (9,558,950)	$ (1,099,886)
Loss per share – basic (in Dollars per share)	$ (0.34)	$ (0.06)
REVENUE, NET	$ 10,265,136	$ 5,441,958
COSTS AND OPERATING EXPENSES
Service costs	616,414	708,719
Cost of goods sold	8,615,734	2,050,253
Selling expenses	593,460	415,861
General and administrative expenses	5,473,533	2,437,985
Research and development expenses	102,837	1,043,177
Total costs and operating expenses	15,401,978	6,655,995
LOSS FROM OPERATIONS	(5,136,842)	(1,214,037)
OTHER (EXPENSES) INCOME
Investment losses	(1,342,490)	(926,560)
Interest income	38,640	17,808
Other income, net	80,462	134,020
Total other expenses	(1,223,388)	(774,732)
LOSS BEFORE INCOME TAXES	(6,360,230)	(1,988,769)
Income taxes provision (benefit)	1,006,257	(547,357)
NET LOSS	(7,366,487)	(1,441,412)
Less: net profit (loss) attributable to non-controlling interests	221,835	(50,618)
NET LOSS ATTRIBUTABLE TO CONTROLLING SHAREHOLDERS	(7,588,322)	(1,390,794)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(2,415,482)	332,708
TOTAL COMPREHENSIVE LOSS	(9,781,969)	(1,108,704)
Less: comprehensive loss attributable to non-controlling interest	$ (223,019)	$ (8,818)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - Basic (in Shares)	24,528,000	22,767,733